Taxation - Schedule of Unrecognized Tax Loss Carryforwards (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Unrecognized Tax Loss Carryforwards [Line Items]
Total tax loss carry-forwards	$ 55,922,528	$ 72,022,069
Within 1 year [Member]
Schedule of Unrecognized Tax Loss Carryforwards [Line Items]
Total tax loss carry-forwards	9,860,922	26,995,893
Between 1 and 3 years [Member]
Schedule of Unrecognized Tax Loss Carryforwards [Line Items]
Total tax loss carry-forwards	7,035,339	16,192,430
Between 3 and 7 years [Member]
Schedule of Unrecognized Tax Loss Carryforwards [Line Items]
Total tax loss carry-forwards	36,936,193	26,954,226
More than 7 years [Member]
Schedule of Unrecognized Tax Loss Carryforwards [Line Items]
Total tax loss carry-forwards	$ 2,090,074	$ 1,879,520